Derivative Instruments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Derivative Instruments
Cash flow hedge gain (loss) to be reclassified within 12 months	$ 27.4
Not Designated as Hedging Instrument | Interest Rate Cap
Derivative Instruments
Derivative, notional amount		$ 500.0
Not Designated as Hedging Instrument | Interest Rate Swap
Derivative Instruments
Cash collateral for interest rate swap contracts	$ 0.7